Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (389,271)	$ (503,784)	$ (1,844,602)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,335	13,375	25,373
Working capital loan interest	37,025	47,917	106,223
Loss on disposal of plant and equipment	233	302
Intangible assets written off	41,707	53,976
Operating lease expenses	18,797	24,326	64,657
Change in operating assets and liabilities:
Account receivables	(319,124)	(412,998)	135,707
Inventories			5,102
Other current assets	(31,809)	(41,166)	259,294
Account payables	(437)	(565)	(14,358)
Accruals and other payables	(350,090)	(453,074)	120,574
Income taxes payable	60,444	78,225	(617)
Operating lease liabilities	(18,858)	(24,405)	(61,389)
Net cash used in operating activities	(941,048)	(1,217,871)	(1,204,036)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(1,390)	(1,799)	(100,301)
Acquisition of subsidiary under common control			(227,574)
Net cash used in investing activities	(1,390)	(1,799)	(327,875)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of working capital loan	(1,707,481)	(2,209,759)	(1,639,153)
Proceeds from working capital loan	1,733,936	2,243,996	3,245,153
Deferred offering costs			(340,655)
Net cash from financing activities	26,455	34,237	1,265,345
Effect of exchange rate change on cash and cash equivalents	29,631	38,349	(4,583)
Net change in cash and cash equivalents	(886,352)	(1,147,084)	(271,149)
Cash, cash equivalents - beginning of year	899,367	1,163,928	546,288
Cash, cash equivalents - end of year	13,015	16,844	275,139
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 371	$ 480	$ 617